Offerings - Offering: 1	Sep. 30, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 19,929,892
Amount of Registration Fee	$ 2,752.32
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,752.32 was paid in connection with the filing of the Schedule TO-I by Dynamic Alternatives Fund (File No. 005-94632) on April 14, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.